Document and Entity Information	Aug. 19, 2021
Cover [Abstract]
Amendment Flag	true
Entity Central Index Key	0001501585
Document Type	8-K/A
Document Period End Date	Aug. 19, 2021
Entity Registrant Name	HUNTINGTON INGALLS INDUSTRIES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-34910
Entity Tax Identification Number	90-0607005
Entity Address, Address Line One	4101 Washington Avenue
Entity Address, City or Town	Newport News
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	23607
City Area Code	(757)
Local Phone Number	380-2000
Security 12b Title	Common Stock
Trading Symbol	HII
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Description	This Current Report on Form 8-K/A amends the Initial 8-K to include the historical audited financial statements and unaudited interim financial statements of Alion and the pro forma combined financial information required by Items 9.01(a) and 9.01(b) of Form 8-K and should be read in conjunction with the Initial 8-K.